UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23168

RiverPark Floating Rate CMBS Fund
(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Office)     (Zip Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address of Agent for Service)

With copies to:
Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

(212) 484-2100
(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.   Schedule of Investments

RiverPark Floating Rate CMBS Fund June 30, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Mortgage-Backed Securities (b) — 98.7%
Non-Agency Mortgage-Backed Obligations – 98.7%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl E
4.280%, 08/10/35	$1,985	$1,945
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.059%, 06/15/28 (a)	3,000	2,982
CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Cl E
5.671%, 04/10/29	2,000	1,955
CFCRE Commercial Mortgage Trust, Ser 2015-RUM, Cl D
4.959%, 07/15/30 (a)	4,904	4,880
CGDB Commercial Mortgage Trust, Ser 2017-BIO, Cl F
4.300%, 05/15/30 (a)	1,500	1,504
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.409%, 02/15/30 (a)	2,500	2,506
Citigroup Commercial Mortgage Trust, Ser 2016-SMPL, Cl E
4.509%, 09/10/31	2,000	2,003
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl D
3.250%, 04/14/50	4,000	3,197
Cold Storage Trust, Ser 2017-ICE3, Cl B
2.409%, 04/15/36 (a)	3,000	3,005
COMM Mortgage Trust, Ser 2014-FL5, Cl HFL2
5.309%, 07/15/31 (a)	4,000	3,892
COMM Mortgage Trust, Ser 2014-TWC, Cl E
4.378%, 02/13/32 (a)	2,000	2,011
COMM Mortgage Trust, Ser 2013-THL, Cl D
3.739%, 06/08/30 (a)	1,567	1,570
COMM Mortgage Trust, Ser 2016-SAVA, Cl B
3.459%, 10/15/34 (a)	1,637	1,645
COMM Mortgage Trust, Ser 2014-PAT, Cl F
3.430%, 08/13/27 (a)	2,000	1,958
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl E
5.809%, 11/15/33 (a)	2,000	2,032
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl F
8.409%, 11/15/33 (a)	2,000	2,015
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl E
5.159%, 04/15/29 (a)	2,500	2,516
Credit Suisse Mortgage Trust, Ser 2014-TIKI, Cl E
4.309%, 09/15/38 (a)	3,000	2,985
FREMF Mortgage Trust, Ser 2017-KF30, Cl B
4.480%, 03/25/27 (a)	1,000	1,000
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl F
6.377%, 08/15/32 (a)	2,500	2,511
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl D
4.877%, 08/15/32 (a)	369	371
HILT Mortgage Trust, Ser 2014-ORL, Cl F
4.909%, 07/15/29 (a)	2,500	2,397
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
4.959%, 11/15/29 (a)	3,000	3,002
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl E
4.546%, 08/15/27 (a)	1,984	1,982
VNDO Mortgage Trust, Ser 2013-PENN, Cl D
3.947%, 12/13/29	1,084	1,112
Total Mortgage-Backed Securities
(Cost $56,506) (000)		56,976

Total Investments — 98.7%
(Cost $56,506) (000) †		$56,976

As of June 30, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $57,721 (000).
(a)	Variable rate security - Rate disclosed is the rate in effect on June 30, 2017.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class
Ser — Series

†
At June 30, 2017, the tax basis cost of the Fund's investments was $56,506 (000) and the unrealized appreciation and depreciation were $532 (000) and ($62) (000), respectively.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

RPF-QH-002-0100

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Floating Rate CMBS Fund

/s/ Morty Schaja
By (Signature and Title)*	Morty Schaja
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: August 28, 2017

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: August 28, 2017

*	Print the name and title of each signing officer under his or her signature.